Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We recognize the importance of safeguarding the security of our Glocaly platform and our computer systems, software, networks, and other technology assets. We have implemented cybersecurity measures and protocols for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. We aim to ensure a comprehensive and proactive approach to safeguarding our assets and operations.

As a part of our overall risk management, LRE management and the board of directors regularly engage in the cybersecurity risk management process which is scoped to include the Company’s daily operations. As of the date of this annual report, the Company has not engaged any third-party service providers in this regard. We have instituted a comprehensive cybersecurity risk management program that employs various methods to monitor and assess our threat environment and risk profile. These methods include the use of manual and automated tools, conducting scans of the threat environment, evaluating our and our industry’s risk profile, evaluating threats reported to us and conducting vulnerabilities assessments. We have company-wide policies and procedures in place that further enhance our ability to identify and manage cybersecurity risks. Our employees receive ongoing training under our security policies.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented cybersecurity measures and protocols for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework.
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Board Oversight

At the board level, cybersecurity risk management has been delegated to Hidekazu Hamagishi, our Director and General Manager of Accounting Department, which oversees the Company’s risk management function. An IT senior management reports to Daisuke Takahashi, our CFO, and board members through the Company’s enterprise risk management process to provide updates on the Company’s cybersecurity risks, cybersecurity risk management, cyber incident response and respective developments within the organization.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	cybersecurity risk management has been delegated to Hidekazu Hamagishi, our Director and General Manager of Accounting Department, which oversees the Company’s risk management function
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	An IT senior management reports to Daisuke Takahashi, our CFO, and board members through the Company’s enterprise risk management process to provide updates on the Company’s cybersecurity risks, cybersecurity risk management, cyber incident response and respective developments within the organization.
Cybersecurity Risk Role of Management [Text Block]

Management Role

Our IT senior management is responsible for identifying and assessing cybersecurity risks under the supervision of our CFO on an ongoing basis, establishing processes designed to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation and remediation measures, and maintaining cybersecurity programs. Our cybersecurity programs are managed under the direction of IT senior management, and IT senior management monitors the prevention, detection, mitigation, and remediation of cybersecurity risks. IT senior management regularly updates board members on the Company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provides regular cybersecurity updates.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	IT senior management is responsible for identifying and assessing cybersecurity risks
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	IT senior management regularly updates board members on the Company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provides regular cybersecurity updates
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true